Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	$ 205,063	$ 204,018	$ 133,764
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	7,968	6,177	5,457
Decrease (increase) in:
Accounts receivable, net	(4,226)	(25,924)	(8,828)
Other assets	2,219	4,736	(1,561)
Increase (decrease) in:
Accrued expenses	(4,850)	6,503	2,868
Total adjustments	61,464	9,327	30,119
Net cash provided by operating activities	266,527	213,345	163,883
Cash flows from investing activities:
Net cash used in investing activities	(974,287)	(725,124)	(302,964)
Cash flows from financing activities:
Issuance of common shares in public offering, net of offering costs	184,839
Dividends paid	(83,473)	(62,549)	(47,631)
Net cash provided by (used in) financing activities	732,929	529,490	139,284
Effect of exchange rate changes	142	24	59
Net increase in cash and cash equivalents	25,311	17,735	262
Cash and cash equivalents, beginning of the year	74,816	57,081	56,819
Cash and cash equivalents, end of the year	100,127	74,816	57,081
Parent Company
Cash flows from operating activities:
Net income attributable to Textainer Group Holdings Limited common shareholders	205,063	204,018	133,764
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in income of subsidiaries	(209,036)	(207,332)	(136,579)
Dividends received from subsidiaries	76,500	53,500	40,500
Share-based compensation	7,968	6,177	5,457
Decrease (increase) in:
Accounts receivable, net	50	115	(165)
Prepaid expenses	(22)	36	32
Other assets			4
Increase (decrease) in:
Accrued expenses	(454)	64	483
Total adjustments	(124,994)	(147,440)	(90,268)
Net cash provided by operating activities	80,069	56,578	43,496
Cash flows from investing activities:
Increase in investments in subsidiaries, net	(184,142)	(177)	(679)
Net cash used in investing activities	(184,142)	(177)	(679)
Cash flows from financing activities:
Issuance of common shares upon exercise of share options	4,669	6,065	5,033
Dividends paid	(83,473)	(62,549)	(47,631)
Due (from) to affiliates, net	(636)	513	48
Net cash provided by (used in) financing activities	105,399	(55,971)	(42,550)
Effect of exchange rate changes	142	24	59
Net increase in cash and cash equivalents	1,468	454	326
Cash and cash equivalents, beginning of the year	2,587	2,133	1,807
Cash and cash equivalents, end of the year	$ 4,055	$ 2,587	$ 2,133